Filed pursuant to Rule 497
File No. 333-175654

FS INVESTMENT CORPORATION II

Supplement dated June 14, 2012
to
Prospectus dated May 18, 2012

This supplement contains information that amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation II dated May 18, 2012, as supplemented and amended (as so supplemented and amended, the “Prospectus”).

You should carefully consider the “Risk Factors” beginning on page 30 of the Prospectus (as supplemented and amended by this supplement) before you decide to invest in shares of our common stock.

Prospectus Summary

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—FS Investment Corporation II” by replacing the fifth sentence of the seventh paragraph thereof with the following:

To provide our stockholders with limited liquidity, we intend to conduct quarterly tender offers pursuant to our share repurchase program beginning with the first calendar quarter following the date that we satisfy the minimum offering requirement.

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Risk Factors” by replacing the thirteenth bullet thereof with the following:

•
While we intend to conduct quarterly tender offers for our shares pursuant to our share repurchase program beginning with the first calendar quarter following the date that we satisfy the minimum offering requirement, only a limited number of shares will be eligible for repurchase and we may suspend or terminate the share repurchase program at any time.

This supplement supplements and amends the section of the Prospectus entitled “Prospectus Summary—Share Repurchase Program” by replacing the first sentence of the second paragraph thereof with the following:

Beginning with the first calendar quarter following the date that we satisfy the minimum offering requirement, and on a quarterly basis thereafter, we intend to offer to repurchase shares on such terms as may be determined by our board of directors unless, in the judgment of the independent directors of our board of directors, such repurchases would not be in the best interests of our stockholders or would violate applicable law.

This supplement further supplements and amends the section of the Prospectus entitled “Prospectus Summary—Share Repurchase Program” by replacing the third sentence of the third paragraph thereof with the following:

In addition, beginning with the calendar quarter ending March 31, 2013, we will limit the number of shares to be repurchased in any calendar quarter to 2.5% of the weighted average number of shares outstanding in the prior calendar year, or 10% in each calendar year, though the actual number of shares that we offer to repurchase may be less in light of the limitations noted above.

This supplement further supplements and amends the section of the Prospectus entitled “Prospectus Summary—Share Repurchase Program” by replacing the second sentence of the fifth paragraph thereof with the following:

We have received exemptive relief from Regulation M under the Exchange Act from the Division of Trading and Markets of the SEC in connection with our share repurchase program.

Risk Factors

This supplement supplements and amends the section of the Prospectus entitled “Risk Factors—Risks Related to an Investment in Our Common Stock” by replacing the risk factor entitled “Beginning with the first calendar quarter following the one-year anniversary of the date that we meet our minimum offering requirement, we intend to offer to repurchase your shares on a quarterly basis. Only a limited number of shares will be repurchased, however, and, to the extent you are able to sell your shares under the repurchase program, you will not be able to recover the amount of your investment in those shares” in its entirety with the following:

Beginning with the first calendar quarter following the date that we meet our minimum offering requirement, we intend to offer to repurchase your shares on a quarterly basis. Only a limited number of shares will be repurchased, however, and, to the extent you are able to sell your shares under the repurchase program, you will not be able to recover the amount of your investment in those shares.

Beginning with the first calendar quarter following the date that we meet our minimum offering requirement, we intend to commence tender offers to allow you to tender your shares on a quarterly basis at a price equal to 90% of our public offering price in effect on the date of repurchase. The share repurchase program will include numerous restrictions that limit your ability to sell your shares. We intend to limit the number of shares repurchased pursuant to our share repurchase program as follows: (1) we currently intend to limit the number of shares to be repurchased during any calendar year to the number of shares we can repurchase with the proceeds we receive from the sale of shares of our common stock under our distribution reinvestment plan, although at the discretion of our board of directors, we may also use cash on hand, cash available from borrowings and cash from liquidation of securities investments as of the end of the applicable period to repurchase shares; (2) beginning with the calendar quarter ending March 31, 2013, we intend to limit the number of shares to be repurchased in any calendar quarter to 2.5% of the weighted average number of shares outstanding in the prior calendar year, or 10% in each calendar year (though the actual number of shares that we offer to repurchase may be less in light of the limitations noted above); (3) unless you tender all of your shares, you must tender at least 25% of the shares you have purchased and must maintain a minimum balance of $5,000 subsequent to submitting a portion of your shares for repurchase by us; and (4) to the extent that the number of shares tendered for repurchase exceeds the number of shares that we are able to purchase, we will repurchase shares on a pro rata basis, not on a first-come, first-served basis. Further, we will have no obligation to repurchase shares if the repurchase would violate the restrictions on distributions under federal law or Maryland law, which prohibits distributions that would cause a corporation to fail to meet statutory tests of solvency. Any of the foregoing limitations may prevent us from accommodating all repurchase requests made in any year. For example, our affiliate, FS Investment Corporation, commenced a share repurchase program in March 2010 with substantially similar terms as our proposed share repurchase program. Because FS Investment Corporation had relatively few shares outstanding during the first year of its operations, the limitation described in clause (2) above resulted in fewer than all of the tendered shares being repurchased in two tender offers conducted by FS Investment Corporation in 2010.

In addition, our board of directors may amend, suspend or terminate the share repurchase program upon 30 days’ notice. We will notify you of such developments (1) in our quarterly reports or (2) by means of a separate mailing to you, accompanied by disclosure in a current or periodic report under the Exchange Act. In addition, although we have adopted a share repurchase program, we will have discretion to not repurchase your shares, to suspend the share repurchase program and to cease repurchases. Further, the share repurchase program has many limitations and should not be relied upon as a method to sell shares promptly or at a desired price.

Investment Objectives and Strategy

This supplement supplements and amends the section of the Prospectus entitled “Investment Objectives and Strategy” by replacing the fifth sentence of the seventh paragraph thereof with the following:

To provide our stockholders with limited liquidity, we intend to conduct quarterly tender offers pursuant to our share repurchase program beginning with the first calendar quarter following the date that we satisfy the minimum offering requirement.

Description of Our Securities

This supplement supplements and amends the section of the Prospectus entitled “Description of Our Securities—Provisions of the Maryland General Corporation Law and Our Charter and Bylaws—Approval of Extraordinary Corporate Action; Amendment of Charter and Bylaws” by replacing the third and fourth sentences of the first paragraph thereof with the following:

Under our charter, provided that our directors then in office have approved and declared the action advisable and submitted such action to the stockholders, an action that requires stockholder approval, including our dissolution, a merger or a sale of all or substantially all of our assets or a similar transaction outside the ordinary course of business, must be approved by the affirmative vote of stockholders entitled to cast at least a majority of the votes entitled to be cast on the matter. Notwithstanding the foregoing, amendments to our charter to make our common stock a “redeemable security” or to convert the company, whether by merger or otherwise, from a closed-end company to an open-end company must be approved by the affirmative vote of stockholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter.

Share Repurchase Program

This supplement supplements and amends the section of the Prospectus entitled “Share Repurchase Program” by replacing the first sentence of the second paragraph thereof with the following:

Beginning with the first calendar quarter following the date that we satisfy the minimum offering requirement, and on a quarterly basis thereafter, we intend to offer to repurchase shares on such terms as may be determined by our board of directors in its complete and absolute discretion unless, in the judgment of the independent directors of our board of directors, such repurchases would not be in the best interests of our stockholders or would violate applicable law.

This supplement further supplements and amends the section of the Prospectus entitled “Share Repurchase Program” by replacing the third sentence of the fourth paragraph thereof with the following:

In addition, beginning with the calendar quarter ending March 31, 2013, we will limit the number of shares to be repurchased in any calendar quarter to 2.5% of the weighted average number of shares outstanding in the prior calendar year, or 10% in each calendar year, though the actual number of shares that we offer to repurchase may be less in light of the limitations noted above.

This supplement further supplements and amends the section of the Prospectus entitled “Share Repurchase Program” by replacing the thirteenth paragraph thereof with the following:

We have received exemptive relief from Regulation M under the Exchange Act from the Division of Trading and Markets of the SEC in connection with our share repurchase program.